Common Stock (Tables)	9 Months Ended
Sep. 30, 2013
Reserved Share of Authorized but Unissueed Common Stock

As of September 30, 2013 and December 31, 2012, the Company had reserved shares of authorized but unissued common stock as follows:

	Shares Reserved September 30, 2013 (unaudited)	Shares Reserved December 31, 2012
Conversion of convertible preferred stock	—	661,059
Outstanding common stock warrants	1,543,437	28,208
Equity incentive plans	577,294	140,474

Total reserved shares of common stock	2,120,731	829,740